Share-Based Compensation - Stock options activities (Details) - P3 Health Partners Inc.	6 Months Ended
Jun. 30, 2022 USD ($) $ / shares shares
Number of Options Outstanding
Granted (in shares) | shares	2,034,279
Vested (in shares) | shares	66,667
Outstanding and non-vested, end (in shares) | shares	1,967,612
Weighted Average Exercise Price
Granted (in dollar per share) | $ / shares	$ 6.43
Vested (in dollar per share) | $ / shares	5.02
Outstanding and non-vested, end (in dollar per share) | $ / shares	$ 6.48
Weighted Average Remaining Contractual Life (Years)
Granted	3 years 1 month 6 days
Outstanding and non-vested, end	2 years 9 months 7 days
Time-based options | Minimum
Other disclosures
Vesting period	2 years
Time-based options | Maximum
Other disclosures
Vesting period	5 years
Performance-based options
Number of Options Outstanding
Granted (in shares) | shares	100,000
Weighted Average Exercise Price
Granted (in dollar per share) | $ / shares	$ 5.02
Other disclosures
Compensation expense | $	$ 0